UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21109
                                                     ---------

                      OFI Tremont Market Neutral Hedge Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND INVESTMENT ALLOCATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Event Driven                                                               28.3%
Long/Short Equity                                                          19.7
Multi-Strategy                                                             19.1
Equity Market Neutral                                                      12.8
Fixed Income Arbitrage                                                      7.4
Emerging Markets                                                            6.1
Cash Equivalents                                                            4.7
Managed Futures                                                             1.9

The Fund's portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on total investments in investment funds and short-term investments.
--------------------------------------------------------------------------------


                   6 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; administration fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other registered investment companies.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                      BEGINNING       ENDING          EXPENSES PAID DURING
                      ACCOUNT VALUE   ACCOUNT VALUE   6 MONTHS ENDED
                      (4/1/07)        (9/30/07)       SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Actual                $ 1,000.00      $   960.00      $ 7.40
--------------------------------------------------------------------------------
Hypothetical            1,000.00        1,017.55        7.61

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, divided by 2 (to reflect the one-half year period). The annualized expense ratio for the 6-month period ended September 30, 2007 was 1.50%.

The expense ratio reflects voluntary waivers of expenses by the Fund's Adviser that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such reimbursements.

--------------------------------------------------------------------------------


                   7 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                         % OF
                                                                                 FAIR     NET                   ACQUISITION
                                                                   COST         VALUE  ASSETS    LIQUIDITY 1         DATE 2
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS

Black River Emerging Markets Credit Opportunity Fund Ltd.  $  2,000,000  $  2,568,622     4.7% Semi-Annually          01/06
Quorum Fund Ltd.                                                450,000     1,107,846     2.0  Monthly                01/06
                                                           ----------------------------------
TOTAL ERMERGING MARKETS                                       2,450,000     3,676,468     6.7

---------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.                   --       835,497     1.5  Monthly        01/03 - 04/04
GMN Fund Limited                                              3,000,000     2,498,325     4.6  Quarterly              04/07
Menta Global Offshore Ltd.                                    3,000,000     2,806,851     5.1  Monthly        06/07 - 07/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd     1,000,000     1,510,557     2.8  Monthly                07/06
                                                           ----------------------------------
TOTAL EQUITY MARKET NEUTRAL                                   7,000,000     7,651,230    14.0

---------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Amber Fund (Cayman) Ltd.                                      1,500,000     1,440,892     2.6  Quarterly              06/07
Courage Special Situations Offshore Fund Ltd.                 1,800,000     2,298,680     4.2  Quarterly        5/05 - 6/05
GoldenTree Credit Opportunities, L.P.                         1,934,740     3,118,986     5.7  Semi-Annually          12/04
Halcyon Structured Opportunities Offshore Fund Ltd.           2,500,000     2,524,122     4.6  Quarterly      04/07 - 08/07
Highland Crusader Fund II Ltd.                                1,000,000     1,908,798     3.5  Semi-Annually          02/06
Jana Piranha Offshore Fund (Cayman) Ltd.                      2,000,000     2,560,330     4.7  Quarterly              03/06
Magnetar Risk Linked Fund Ltd.                                  750,000       801,383     1.5  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                      2,000,000     1,967,674     3.6  Quarterly              04/07
Perry Partners, L.P.                                                 --       303,558     0.5  Illiquid 3       2/05 - 4/05
                                                           ----------------------------------
TOTAL EVENT DRIVEN                                           13,484,740    16,924,423    30.9

---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                          1,950,000     2,955,555     5.4  Quarterly      10/03 - 05/04
Sorin Offshore Fund Ltd                                         750,000     1,479,872     2.7  Quarterly              07/06
                                                           ----------------------------------
TOTAL FIXED INCOME ARBITRAGE                                  2,700,000     4,435,427     8.1

---------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                             3,197,294     3,869,470     7.0  Quarterly              05/06
Delta Fund Europe Ltd.                                        2,500,000     2,998,471     5.4  Quarterly      01/06 - 02/06
Kinetics Fund Inc.                                            1,000,000     1,468,738     2.7  Monthly                01/07
MBAM Jandakot Fund (USD Shares)                               1,000,000     1,020,131     1.9  Monthly                08/07
Temujin International Fund, Ltd.                              1,500,000     2,410,288     4.4  Quarterly              04/05
                                                           ----------------------------------
TOTAL LONG/SHORT EQUITY                                       9,197,294    11,767,098    21.4

---------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                    --     1,142,717     2.1  Monthly                11/04

---------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                             750,001     2,436,306     4.4  Annually       01/03 - 04/04
D.E. Shaw Composite International Fund                        2,497,548     3,102,847     5.7  Quarterly              01/06
Highbridge Asia Opportunities Fund Ltd.                       2,500,000     2,746,865     5.0  Quarterly              04/07
Stark Investments, L.P.                                       1,600,000     3,149,369     5.7  Quarterly      01/04 - 04/04
                                                           ----------------------------------
TOTAL MULTI-STRATEGY                                          7,347,549    11,435,387    20.8
                                                           ----------------------------------
Total Investments in Investment Funds                        42,179,583    57,032,750   104.0


                   8 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                                                         % OF
                                                                                 FAIR     NET
                                                                   COST         VALUE  ASSETS
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
----------------------------------------------------------------------------------------------
Citibank II Money Market Deposit Account                   $  2,795,568  $  2,795,568     5.1%

----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS
AND SHORT-TERM INVESTMENT                                  $ 44,975,151    59,828,318   109.1
                                                           ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (4,986,614)   (9.1)
                                                                         ---------------------
NET ASSETS                                                               $ 54,841,704   100.0%
                                                                         =====================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain terms and conditions as set forth in the Investment Funds' offering documents.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in this Investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions, until the Investment Fund completes the sale of these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

September 30, 2007
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $42,179,583)                               $  57,032,750
--------------------------------------------------------------------------------------------------------------
Cash and cash equivalents (cost $2,795,568)                                                         2,795,568
--------------------------------------------------------------------------------------------------------------
Receivables:
Investment funds sold                                                                              14,096,773
Receivable from Adviser                                                                                 8,856
Other assets                                                                                           26,338
                                                                                                --------------
Total assets                                                                                       73,960,285

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables:
Shareholder redemptions                                                                            18,888,336
Management fee                                                                                        142,044
Professional fees                                                                                      42,799
Administration fee                                                                                     18,321
Trustees' fees                                                                                          3,554
Miscellaneous fees                                                                                     23,527
                                                                                                --------------
Total liabilities                                                                                  19,118,581

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $  54,841,704
                                                                                                ==============

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)      $          60
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         56,272,747
--------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (12,575,165)
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                           (3,709,105)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         14,853,167
                                                                                                --------------
NET ASSETS                                                                                      $  54,841,704
                                                                                                ==============

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
(based on net assets of $54,841,704 and 59,683.881 shares of benefical interest outstanding)    $      918.87

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2007
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Interest                                                                                        $      46,923

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fee                                                                                        464,950
--------------------------------------------------------------------------------------------------------------
Administration fee                                                                                     55,801
--------------------------------------------------------------------------------------------------------------
Interest expense                                                                                       47,467
--------------------------------------------------------------------------------------------------------------
Professional fees                                                                                      31,752
--------------------------------------------------------------------------------------------------------------
Registration fees                                                                                      17,685
--------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                             1,374
--------------------------------------------------------------------------------------------------------------
Miscellaneous fees                                                                                     27,533
                                                                                                --------------
Total expenses                                                                                        646,562
Less: Waiver of expenses by the Adviser                                                               (89,092)
                                                                                                --------------
Net expenses                                                                                          557,470

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                  (510,547)

--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                   (1,076,044)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                               (1,491,190)

--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  (3,077,781)
                                                                                                ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        SIX MONTHS           YEAR
                                                                                                             ENDED          ENDED
                                                                                                SEPTEMBER 30, 2007      MARCH 31,
                                                                                                       (UNAUDITED)           2007
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                             $         (510,547)  $ (1,018,599)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                (1,076,044)     2,870,105
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                   (1,491,190)     4,131,880
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations                                         (3,077,781)     5,983,386

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                            --     (6,815,999)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                            --     (1,535,849)
----------------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution                                                                              --     (1,644,226)
                                                                                                ----------------------------------
                                                                                                                --     (9,996,074)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions                             (12,081,637)      (527,974)

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                         (15,159,418)    (4,540,662)
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                     70,001,122     74,541,784
                                                                                                ----------------------------------
End of period [including accumulated net investment loss of $12,575,165 and $12,064,618,
  respectively]                                                                                 $       54,841,704   $ 70,001,122
                                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2007
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                            $   (3,077,781)
---------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized loss on investments                                                                     1,076,044
Net change in unrealized appreciation on investments                                                 1,491,190
Purchases of investments                                                                           (16,500,000)
Proceeds from sales of investments                                                                  20,432,078
Increase in receivable for investment funds sold                                                    (4,888,192)
Decrease in investmetnts in investment funds made in advance                                         9,000,000
Decrease in receivable from Adviser                                                                      8,264
Increase in other assets                                                                               (12,884)
Increase in management fee payable                                                                       9,937
Increase in professional fees payable                                                                    3,455
Increase in administration fee payable                                                                     616
Decrease in Trustees' fees and expenses payable                                                           (302)
Increase in miscellaneous fees payable                                                                   8,462
                                                                                                ---------------
Net cash provided by operating activities                                                            7,550,887

---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                        5,225,000
Payments on bank borrowings                                                                        (15,060,000)
Proceeds from shares of beneficial interest sold                                                     6,806,699
Payments of shares of beneficial interest redeemed                                                  (1,987,907)
                                                                                                ---------------
Net cash used in financing activities                                                               (5,016,208)
---------------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                                                            2,534,679
---------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                                                       260,889
                                                                                                ---------------
Cash and cash equivalents at end of period                                                      $    2,795,568
                                                                                                ===============

Supplemental disclosure of cash flow information:
Cash paid for interest on bank borrowings--$58,745

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                    SEPTEMBER 30, 2007                                        YEAR ENDED MARCH 31,
                                                           (UNAUDITED)        2007        2006       2005        2004       2003 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $      957.12   $  993.40   $  957.74   $ 975.00   $1,017.98   $ 1,000.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                            (6.78)     (13.14)     (13.16)    (14.18)     (14.91)       (3.80)
Net realized and unrealized gain (loss)                         (31.47)     105.83       93.72      47.16      110.80        21.78
                                                         ---------------------------------------------------------------------------
Total from investment operations                                (38.25)      92.69       80.56      32.98       95.89        17.98
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --      (87.94)     (34.02)    (15.41)     (15.15)          --
Distributions from net realized gain                                --      (19.82)     (10.88)    (20.94)     (34.13)          --
Tax return of capital distribution                                  --      (21.21)         --     (13.89)     (89.59)          --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                --     (128.97)     (44.90)    (50.24)    (138.87)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $      918.87   $  957.12   $  993.40   $ 957.74   $  975.00   $ 1,017.98
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               (4.00)%      8.20%       8.45%      3.22%       8.20%        1.80%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $      54,842   $  70,001   $  74,542   $ 71,458   $  58,771   $   25,551
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4,6
Net investment loss                                              (1.37)%     (1.29)%     (1.34)%    (1.39)%     (1.48)%      (1.49)%
Total expenses                                                    1.74%       1.66%       1.74%      1.67%       1.75%        2.21%
Expenses, net of waiver of expenses by the Adviser                1.50%       1.49%       1.49%      1.45%       1.50%        1.50%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 5                                           25%         38%         39%        66%         22%           0%

1. For the period from January 2, 2003 (commencement of operations) to March 31, 2003.

2. Based on average shares outstanding during each period.

3. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

6. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

OFI Tremont Market Neutral Hedge Fund (the "Fund") was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 and commenced operations on January 2, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ various "market neutral" investment strategies that historically have exhibited a low correlation to the general performance of equity, debt and other markets.

      OppenheimerFunds, Inc. (the "Adviser") serves as the Fund's investment adviser subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board" or the "Trustees") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

      Tremont Partners, Inc. (the "Sub-Adviser"), an affiliate of the Adviser, has been retained by the Adviser to serve as the Fund's Sub-Adviser and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund.

      Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange. The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund's Board will establish the amount of shares the Fund will offer to repurchase. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


                   15 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight-line basis.

--------------------------------------------------------------------------------
INCOME TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats demand deposits and fixed income securities with original maturities of three months or less as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates market value.


                   16 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

MANAGEMENT FEE. As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the Fund's net assets determined as of the last day of each month (before any repurchases of shares). For the six months ended September 30, 2007, the Management Fee incurred by the Fund was $464,950. The Adviser pays a monthly fee to the Sub-Adviser equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. This fee is payable to the Sub-Adviser by the Adviser and not the Fund.

      In addition, the Adviser has voluntarily agreed to waive a portion of its Management Fee in order to limit total expenses of the Fund to 1.50% of the average monthly net assets of the Fund. For the six months ended September 30, 2007, the Adviser waived management fees in the amount of $89,092.

--------------------------------------------------------------------------------
ADMINISTRATION FEE. Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among other things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. For the six months ended September 30, 2007, the Administration Fee incurred by the Fund was $55,801. The Adviser has retained the Sub-Adviser to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Sub-Adviser equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Sub-Adviser by the Adviser and not the Fund.

      The Adviser intends to pay a portion of its Management Fee, not to exceed 0.25% (on an annualized basis) of the aggregate value of outstanding shares held by such shareholders, to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

--------------------------------------------------------------------------------
OFI SHARES. OFI owned 139.485 shares of the Fund, valued at $128,169 and $133,504, respectively, as of September 30, 2007 and March 31, 2007.

--------------------------------------------------------------------------------
DISTRIBUTOR. Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Sub-Adviser.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. These fees and out of pocket expenses are paid by the funds that the Board members oversee, including the Fund.

      The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the


                   17 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER Continued

Freeze Date will continue to receive accrued benefits under the Plan. Active independents trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2007, the Fund's projected benefit obligations were increased by $516 and payments of $673 were made to retired trustees, resulting in an accumulated liability of $3,150 as of September 30, 2007.

      The Board has adopted a compensation deferral plan for independent trustees that enable trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the Plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Citibank, N.A. serves as custodian of the Fund's assets and provides custodial services for the Fund.

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED SEPTEMBER 30, 2007     YEAR ENDED MARCH 31, 2007
                                                          SHARES            AMOUNT        SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------
Subscriptions                                          7,102.594   $     6,806,699    14,397.262   $  14,321,007
Dividends and/or distributions reinvested                     --                --     9,748.365       9,996,074
Redemptions                                          (20,556.108)      (18,888,336)  (26,045.501)    (24,845,055)
                                               ------------------------------------------------------------------
Net decrease                                         (13,453.514)  $   (12,081,637)   (1,899.874)  $    (527,974)
                                               ==================================================================

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment and subject to certain other terms and conditions as set forth in the Investment Funds' offering documents. Information related to each Investment Fund is included on the Statement of Investments. At September 30, 2007, the Fund had approximately 4.15% of capital invested in Investment Funds with remaining lock-up provisions extending beyond one year from September 30, 2007.

      For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of Investment Funds were $16,500,000 and $20,432,078, respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.


                   18 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund may borrow money in amounts up to one-third of its total assets (including the amount borrowed) for investment purposes, to meet repurchase requests and for cash management purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      Effective November 28, 2005, the Fund entered into a Credit Agreement with The Bank of Nova Scotia which enables it to participate with certain other Oppenheimer funds in a committed, unsecured credit facility that permits borrowings of up to $60,000,000, collectively. The borrowings of any single fund under the credit facility are further limited to 15% of its net assets. Interest is charged to the Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75% or LIBOR plus 0.75%, depending on the type of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.125% per annum.

      For the six months ended September 30, 2007 (the "Period"), the average daily borrowed balance of the Fund was $1,236,694 at an average daily interest rate of 6.35%. The Fund had no outstanding borrowings as of September 30, 2007. Expenses incurred by the Fund with respect to interest on borrowings, commitment fees and facility start-up costs are disclosed separately or as miscellaneous fees on the Statement of Operations.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   19 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at http://www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   20 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board" or the "Trustees"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that OppenheimerFunds, Inc. (the "Manager") and Tremont Partners, Inc. (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Adviser's services, (ii) the investment performance of the Fund, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's and Sub-Adviser's key personnel who provide such services. The Sub-Adviser's duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager and Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Adviser also provide the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's and Sub-Adviser's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Adviser's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Timothy Birney and the Sub-Adviser's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreements and from the Manager's and Sub-Adviser's experience, reputation, personnel, operations, and resources.


                   21 | OFI TREMONT MARKET NEUTRAL HEDGE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      INVESTMENT PERFORMANCE OF THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other closed-end hedge funds of funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, two-year, three-year and four-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and to the Sub-Adviser, and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other closed-end hedge funds of funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group median. The Board noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement. In addition, the Manager has voluntarily agreed to waive a portion of its management fee in order to limit total expenses of the Fund to 1.50% of average monthly net assets of the Fund.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to its management fee. The Board considered that the Fund has not experienced recent asset growth.

      BENEFITS TO THE MANAGER AND THE SUB-ADVISER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Adviser, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager and the Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager and the Sub-Adviser is important in order for the Manager and the Sub-Adviser to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager and Sub-Adviser receives as a result of their relationship with the Fund, including compensation paid to affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager and the Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and the Sub-Adviser and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                   22 | OFI TREMONT MARKET NEUTRAL HEDGE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Market Neutral Hedge Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W.Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007